Subsequent Events Subscriptions Issued (Details) (USD $)	Jun. 30, 2012
Directors agreed to convert debt due for services for the amount of	$ 22,250
Directors agreed to convert debt due for services in exchange for common shares	12,715
Directors agreed to convert debt due for services in exchange for common shares at a price per share of	$ 1.75
Issued shares in respect of the foregoing transactions	545,434
Issued shares in respect of the foregoing transactions total value	954,500
Subsequent issue of common shares	379,575
value of subsequent issue of common shares	$ 664,250